Capital and financing transactions	6 Months Ended
Apr. 30, 2021
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Capital and financing transactions
11.	Capital and financing transactions
Subordinated debentures
On December 8, 2020, the Bank redeemed all outstanding $750 million 3.367% Debentures
(Non-Viability
Contingent Capital (NVCC)) due December 8, 2025 at 100% of their principal amount plus accrued interest.
Common shares
Normal Course Issuer Bid
On March 13, 2020, OSFI advised federally regulated deposit taking institutions to suspend common share buybacks as part of
COVID-19
measures. The Bank does not have an active normal course issuer bid and did not repurchase any common shares during the six months ended April 30, 2021.
The Bank’s previous normal course issuer bid terminated on June 3, 2020. Under this program, the Bank repurchased and cancelled approximately 11.8 million common shares at an average price of $72.41 per share. These repurchases were carried out before March 13, 2020.
Preferred shares and other equity instruments
On February 2, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred shares Series 32 and Series 33 at their par values of $279 million and $130 million, respectively, together with all declared and unpaid dividends.
On April 26, 2021, the Bank redeemed all outstanding
Non-cumulative
Preferred Shares Series 34 at a par value of $350 million, together with all declared and unpaid dividends.